Balance Sheets (USD $)	Dec. 31, 2012
Current assets:
Cash	$ 10
Total assets	10
Current liabilities:
Note payable	1,203,744
Accrued interest	28,494
Due to related party	1,221
Total liabilities	1,233,459
Shareholders' deficiency:
Common stock (Par value $0.0001 per share; 350,000,000 shares authorized; 50,000,000 shares issued and outstanding)	494
Additional paid-in capital	4,442
Accumulated deficiency	(1,265,672)
Accumulated other comprehensive gain	27,287
Total shareholders' deficiency	(1,233,449)
Total liabilities and shareholders' deficiency	$ 10